Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	70 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 15, 2019
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Castle Tandem Fund
Account Value	$ 16,374	$ 16,374	$ 16,374	$ 16,374	$ 15,212	$ 14,032	$ 15,152	$ 12,725	$ 11,221	$ 10,000
Average Annual Return, Percent	7.64%	7.85%	8.88%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Account Value	$ 22,902	$ 22,902	$ 22,902	$ 22,902	$ 18,319	$ 14,506	$ 17,714	$ 13,763	$ 11,624	$ 10,000
Average Annual Return, Percent	25.02%	14.53%	15.36%